Average Annual Total Returns - Class Y Shares - Alger Weatherbie Specialized Growth Fund - AC	Class Y Inception Date	Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes Since Inception	Class Y Return After Taxes on Distributions 1 Year	Class Y Return After Taxes on Distributions Since Inception	Class Y Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Aug. 30, 2017	57.45%	29.90%	55.79%	26.58%	35.11%	22.56%	40.47%	21.84%